MFS(R)/ SUN LIFE SERIES TRUST:

                           GLOBAL TOTAL RETURN SERIES
                           INTERNATIONAL VALUE SERIES

                      Supplement to the Current Prospectus

For Global Total Return Series, effective immediately, the Portfolio Manager section of the prospectus is hereby restated as follows:

         Messrs. Frederick J. Simmons, Steven R. Gorham, Barnaby Wiener and Matthew W. Ryan are the series' portfolio managers. Mr. Simmons, a Senior Vice President of MFS, has been a portfolio manager of the series since November 1994, and has been employed in the investment management area of MFS since 1971. Mr. Gorham, a Senior Vice President of MFS, has been a portfolio manager of the series since May 2000, and has been employed in the investment management area of MFS since 1992. Mr. Wiener, a Vice President of MFS, became a portfolio manager of the series, effective January 15, 2003 and has been employed in the investment management area of MFS since 1998. Messrs. Simmons, Gorham and Wiener are managers of the common stock portion of the series' portfolio. Mr. Ryan, a Vice President of MFS, is the manager of the fixed income portion of the series' portfolio. Mr. Ryan has been a portfolio manager of the series since September 2002, and has been employed in the investment management area of MFS since 1997.

For International Value Series, effective immediately, the Portfolio Manager section of the prospectus is hereby restated as follows:

         Messrs. Frederick J. Simmons, Steven R. Gorham and Barnaby Wiener are the series' portfolio managers. Mr. Simmons, a Senior Vice President of MFS, has been a portfolio manager of the series since September 1997, and has been employed in the investment management area of MFS since 1971. Mr. Gorham, a Senior Vice President of MFS, has been a portfolio manager of the series since May 2000, and has been employed in the investment management area of MFS since 1992. Mr. Wiener, a Vice President of MFS, became a portfolio manager of the series, effective January 15, 2003 and has been employed in the investment management area of MFS since 1998.

                The date of this Supplement is February 1, 2003.